Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Issued capital	Treasury shares	Capital reserve	Retained earnings	Total	Non- controlling interests	Total
Balance at Dec. 31, 2020	¥ 162		¥ 555,255	¥ 100,684	¥ 656,101	¥ 5,068	¥ 661,169
Loss and total comprehensive loss for the year				(59,570)	(59,570)	(47)	(59,617)
Issuance of ordinary shares, net of issuance costs (Note 20)	32		287,416		287,448		287,448
Share repurchased (Note 20)		(1,274)			(1,274)		(1,274)
Equity-settled share-based payments (Note 29)			53,933		53,933		53,933
Balance at Dec. 31, 2021	194	(1,274)	896,604	41,114	936,638	5,021	941,659
Loss and total comprehensive loss for the year				(894,214)	(894,214)	(2,693)	(896,907)
Issuance of ordinary shares (Note 20)	4		824		828		828
Equity-settled share-based payments (Note 29)			15,208		15,208		15,208
Balance at Dec. 31, 2022	198	(1,274)	912,636	(853,100)	58,460	2,328	60,788
Loss and total comprehensive loss for the year				(65,291)	(65,291)	(515)	(65,806)
Issuance of ordinary shares (Note 20)	23		22,872		22,895		22,895
Equity-settled share-based payments (Note 29)			5,680		5,680		5,680
Balance at Dec. 31, 2023	¥ 221	¥ (1,274)	¥ 941,188	¥ (918,391)	¥ 21,744	¥ 1,813	¥ 23,557